Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 2,468	$ 2,442
Marketable securities	3,917	5,760
Short-term deposit		3
Restricted cash	49	77
Insurance recovery receivable related to legal settlement and legal expenses	1,335
Prepaid expenses and other current assets	152	532
Total current assets	7,921	8,814
Property and equipment, net	146	221
Operating right-of-use assets	260	502
Total assets	8,327	9,537
Current liabilities:
Trade accounts payables	357	116
Lease liabilities	191	283
Legal settlement accrual	2,211
Accrued liabilities	1,027	1,670
Total current liabilities	3,786	2,069
Non-current liabilities:
Long-term lease liabilities	40	179
Total liabilities	3,826	2,248
Commitments and contingencies
Shareholders’ equity:
Common stock; $0.01 par value; 60,000,000 shares authorized as of December 31, 2023 and 2022; 11,707,317 and 7,890,628 shares issued and outstanding as of December 31, 2023 and 2022, respectively.	118	80
Additional paid-in capital	83,884	75,970
Accumulated deficit	(79,501)	(68,761)
Total shareholders’ equity	4,501	7,289
Total liabilities and shareholders’ equity	$ 8,327	$ 9,537